Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2013
Schedule III-Supplementary Insurance Information
Schedule III-Supplementary Insurance Information

December 31, 2013, 2012 & 2011

Schedule III—Supplementary Insurance Information

	Deferred acquisition cost	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenue	Net investment income	Benefits claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other* operating expenses
	(in thousands)
2013	$101	$146,041	$2,996	$110,544	$27,343	$7,000	$21,281	$248	$9,687

2012	$214	$136,447	$3,256	$116,068	$30,077	$7,561	$19,617	$477	$11,977

2011	$229	$125,894	$3,855	$128,430	$35,543	$8,249	$32,214	$328	$10,618

* Includes underwriting, general and administrative expenses.